Fair Value Measurement (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Loans retained	$ 6,174,000,000	$ 5,681,000,000
Loans held-for-sale	3,512,000,000	1,630,000,000
Total loans	9,686,000,000	7,311,000,000
Other real estate owned	389,000,000	694,000,000
Other assets	2,000,000	184,000,000
Total other assets	391,000,000	878,000,000
Total assets at fair value on a nonrecurring basis	10,077,000,000	8,189,000,000
Accounts payable and other liabilities	71,000,000	126,000,000
Total liabilities at fair value on a nonrecurring basis	71,000,000	126,000,000
Nonrecurring fair value changes [Abstract]
Nonrecurring fair value gains/(losses)	(3,353,000,000)	(4,012,000,000)	(4,857,000,000)
Level 1 [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Loans retained	0	0
Loans held-for-sale	0	0
Total loans	0	0
Other real estate owned	0	0
Other assets	0	0
Total other assets	0	0
Total assets at fair value on a nonrecurring basis	0	0
Accounts payable and other liabilities	0	0
Total liabilities at fair value on a nonrecurring basis	0	0
Level 2 [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Loans retained	5,484,000,000	4,544,000,000
Loans held-for-sale	312,000,000	601,000,000
Total loans	5,796,000,000	5,145,000,000
Other real estate owned	78,000,000	307,000,000
Other assets	0	0
Total other assets	78,000,000	307,000,000
Total assets at fair value on a nonrecurring basis	5,874,000,000	5,452,000,000
Accounts payable and other liabilities	53,000,000	87,000,000
Total liabilities at fair value on a nonrecurring basis	53,000,000	87,000,000
Level 3 [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Abstract]
Loans retained	690,000,000	1,137,000,000
Loans held-for-sale	3,200,000,000	1,029,000,000
Total loans	3,890,000,000	2,166,000,000
Other real estate owned	311,000,000	387,000,000
Other assets	2,000,000	184,000,000
Total other assets	313,000,000	571,000,000
Total assets at fair value on a nonrecurring basis	4,203,000,000	2,737,000,000
Accounts payable and other liabilities	18,000,000	39,000,000
Total liabilities at fair value on a nonrecurring basis	18,000,000	39,000,000
Nonrecurring fair value changes [Abstract]
Derivative receivables (numeric)	35,300,000,000
Derivative liabilities with risk characteristics similar to those of derivative receivables assets (numeric)	5,600,000,000
Loans retained [Member]
Nonrecurring fair value changes [Abstract]
Nonrecurring fair value gains/(losses)	(3,413,000,000)	(3,550,000,000)	(1,159,000,000)
Loans held-for-sale [Member]
Nonrecurring fair value changes [Abstract]
Nonrecurring fair value gains/(losses)	29,000,000	(389,000,000)	(2,728,000,000)
Loans [Member]
Nonrecurring fair value changes [Abstract]
Nonrecurring fair value gains/(losses)	(3,384,000,000)	(3,939,000,000)	(3,887,000,000)
Other assets [Member]
Nonrecurring fair value changes [Abstract]
Nonrecurring fair value gains/(losses)	25,000,000	(104,000,000)	(685,000,000)
Accounts payable and other liabilities [Member]
Nonrecurring fair value changes [Abstract]
Nonrecurring fair value gains/(losses)	$ 6,000,000	$ 31,000,000	$ (285,000,000)